Employee benefit plans - Information about plan assets for which Level 3 inputs are utilized to determine fair value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 219,462		¥ 231,461
Fair value of plan assets at end of year		219,869		219,462
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		49,406		56,656
Unrealized and realized gains / loss		2,311		221
Purchases / sales and other settlement		(8,374)		(7,471)
Fair value of plan assets at end of year		43,343		49,406
Level 3 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		23,078	[1]	29,081
Unrealized and realized gains / loss		(316)		(1,990)
Purchases / sales and other settlement		(6,441)		(4,013)
Fair value of plan assets at end of year	[1]	16,321		23,078
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		26,328	[2],[3]	27,575
Unrealized and realized gains / loss		2,627		2,211
Purchases / sales and other settlement		(1,933)		(3,458)
Fair value of plan assets at end of year	[2],[3]	¥ 27,022		¥ 26,328

[1]	Includes corporate type equity investments.
[2]	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2023 and 2024, the fair values of these assets were ¥28,349 million and ¥38,712 million, respectively.
[3]	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.